UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
September 30, 2014

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS – 141.9% (97.6% of Total Investments)
	COMMON STOCKS – 105.2% (72.3% of Total Investments)
	Aerospace & Defense - 4.6%
36,859	Boeing Company				$ 4,695,099
48,340	Honeywell International Inc.				4,501,421
145,958	Safran S.A., (3)				2,335,328
	Total Aerospace & Defense				11,531,848
	Automobiles - 1.0%
32,870	Daimler AG, (3)				2,507,652
	Banks - 12.1%
37,436	BOC Hong Kong Holdings Limited, (3)				2,386,425
50,518	Cullen/Frost Bankers, Inc.				3,865,132
44,191	HSBC Holdings PLC, (2)				2,248,438
107,493	JPMorgan Chase & Company, (2)				6,475,377
317,851	Mitsubishi UFJ Financial Group Inc.				1,783,144
88,631	Swedbank AB, (3)				2,223,752
48,738	Toronto-Dominion Bank				2,407,170
116,050	Wells Fargo & Company				6,019,514
94,611	Westpac Banking Corporation, (2)				2,659,515
	Total Banks				30,068,467
	Beverages - 1.0%
66,616	Heineken NV, (3)				2,490,106
	Biotechnology - 0.7%
46,061	Grifols SA				1,618,123
	Capital Markets - 2.9%
92,975	Bank of New York Company, Inc., (2)				3,600,922
11,023	BlackRock Inc.				3,619,071
	Total Capital Markets				7,219,993
	Chemicals - 1.8%
125,777	Linde AG, (3)				2,402,341
31,000	Syngenta AG, ADR				1,964,470
	Total Chemicals				4,366,811
	Communications Equipment - 1.8%
59,104	QUALCOMM, Inc.				4,419,206
	Computers & Peripherals - 4.0%
63,473	Apple, Inc., (2)				6,394,904
125,700	EMC Corporation				3,677,982
	Total Computers & Peripherals				10,072,886
	Consumer Finance - 1.4%
55,745	Discover Financial Services, (2)				3,589,421
	Containers & Packaging - 2.2%
48,323	Amcor Limited, (3)				1,920,839
54,420	Packaging Corp. of America				3,473,084
	Total Containers & Packaging				5,393,923
	Diversified Telecommunication Services - 2.4%
169,625	AT&T Inc., (2)				5,977,585
	Electric Utilities - 4.8%
71,262	ITC Holdings Corporation, (2)				2,539,065
43,004	NextEra Energy Inc.				4,037,216
173,877	Red Electrica Corporacion, S.A., (3)				3,011,845
87,940	Scottish and Southern Energy PLC, (3)				2,219,606
	Total Electric Utilities				11,807,732
	Energy Equipment & Services - 1.6%
68,746	Seadrill Limited				1,839,643
49,188	Tenaris, S.A.				2,240,513
	Total Energy Equipment & Services				4,080,156
	Food & Staples Retailing - 2.1%
66,577	CVS Caremark Corporation, (2)				5,298,863
	Food Products - 2.1%
155,001	Danone, (3)				2,077,013
46,013	McCormick & Company, Incorporated				3,078,270
	Total Food Products				5,155,283
	Health Care Equipment & Supplies - 1.6%
45,490	Covidien PLC				3,935,340
	Health Care Providers & Services - 1.8%
51,364	UnitedHealth Group Incorporated, (2)				4,430,145
	Hotels, Restaurants & Leisure - 1.2%
180,506	Compass Group PLC, (3)				2,900,731
	Household Durables - 2.6%
42,153	Tupperware Corporation				2,910,243
24,024	Whirlpool Corporation				3,499,096
	Total Household Durables				6,409,339
	Household Products - 2.6%
71,092	Colgate-Palmolive Company				4,636,620
105,174	Reckitt and Benckiser, (3)				1,828,976
	Total Household Products				6,465,596
	Industrial Conglomerates - 0.8%
32,027	Jardine Matheson Holdings Limited, (3)				1,908,809
	Insurance - 4.4%
36,674	Ace Limited				3,846,002
86,787	Marsh & McLennan Companies, Inc., (2)				4,542,432
30,749	Swiss Re AG, (3)				2,450,588
	Total Insurance				10,839,022
	IT Services - 3.4%
47,109	Accenture Limited, (4)				3,830,904
80,537	Fidelity National Information Services				4,534,233
	Total IT Services				8,365,137
	Machinery - 2.5%
42,139	Caterpillar Inc.				4,173,025
26,393	Kubota Corporation, (3)				2,077,129
	Total Machinery				6,250,154
	Media - 2.9%
32,989	Time Warner Cable, Class A				4,733,592
24,733	WPP Group PLC				2,484,183
	Total Media				7,217,775
	Metals & Mining - 0.7%
29,702	BHP Billiton PLC				1,748,854
	Multiline Retail - 1.6%
68,893	Macy’s, Inc.				4,008,195
	Oil, Gas & Consumable Fuels - 7.5%
116,068	BG Group PLC, (3)				2,151,901
44,341	Chevron Corporation, (2)				5,290,768
110,547	Kinder Morgan, Inc.				4,238,372
46,309	Phillips 66				3,765,385
25,000	SandRidge Permian Trust				242,750
46,689	Total S.A., Sponsored ADR				3,009,106
	Total Oil, Gas & Consumable Fuels				18,698,282
	Personal Products - 0.8%
65,608	L’Oreal, (3)				2,078,133
	Pharmaceuticals - 8.4%
89,617	AbbVie Inc.				5,176,278
61,860	Merck KGaA, (3)				1,902,294
36,490	Novartis AG, Sponsored ADR				3,434,804
70,358	Novo-Nordisk A/S, (2)				3,350,448
171,661	Pfizer Inc.				5,076,016
33,964	Sanofi-Aventis				1,916,589
	Total Pharmaceuticals				20,856,429
	Professional Services - 3.1%
130,544	Experian PLC, (3)				2,059,984
127,799	Nielsen Holdings BV, (2)				5,665,330
	Total Professional Services				7,725,314
	Road & Rail - 1.7%
40,110	Union Pacific Corporation				4,348,726
	Software - 3.2%
142,461	Microsoft Corporation, (2)				6,604,492
19,606	SAP AG, Sponsored ADR				1,414,769
	Total Software				8,019,261
	Specialty Retail - 1.8%
84,311	Lowe’s Companies, Inc., (2)				4,461,738
	Textiles, Apparel & Luxury Goods - 1.7%
65,829	VF Corporation				4,346,689
	Tobacco - 2.1%
61,619	Philip Morris International				5,139,025
	Trading Companies & Distributors - 0.8%
76,837	Itochu Corporation, (3)				1,877,235
	Wireless Telecommunication Services - 1.5%
121,947	KDDI Corporation, (2), (3)				1,826,766
58,464	Vodafone Group PLC, Sponsored ADR				1,922,881
	Total Wireless Telecommunication Services				3,749,647
	Total Common Stocks (cost $202,446,820)				261,377,631

Shares	Description (1)	Coupon		Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 25.3% (17.4% of Total Investments)
	Banks - 3.9%
28,200	Associated Banc-Corp.	8.000%		Ba1	$ 779,448
16,200	Boston Private Financial Holdings Inc.	6.950%		N/R	400,788
4,615	Citigroup Inc.	8.125%		BB+	132,681
17,200	Citigroup Inc.	7.125%		BB+	459,756
15,955	City National Corporation	6.750%		Baa3	444,347
32,800	Fifth Third Bancorp.	6.625%		BB+	867,560
15,765	First Naigara Finance Group	8.625%		BB	446,150
18,000	First Republic Bank of San Francisco	6.200%		BBB-	446,040
32,600	FNB Corporation	7.250%		Ba3	892,588
9,500	HSBC Holdings PLC	8.000%		BBB+	253,080
6,305	HSBC USA Inc.	6.500%		BBB+	158,129
17,675	PNC Financial Services	6.125%		BBB-	482,704
700	Private Bancorp Incorporated	7.125%		N/R	18,025
34,000	Regions Financial Corporation	6.375%		B1	862,920
80,413	U.S. Bancorp.	6.500%		Baa1	2,306,245
23,544	Zions Bancorporation	7.900%		BB-	659,232
	Total Banks				9,609,693
	Capital Markets - 3.4%
308	Affiliated Managers Group Inc.	6.375%		BBB	7,848
1,825	Allied Capital Corporation	6.875%		BBB	46,173
6,900	Apollo Investment Corporation	6.875%		BBB	169,395
25,675	Apollo Investment Corporation	6.625%		BBB	638,024
1,790	Arlington Asset Investment Corporation	6.625%		N/R	43,640
25,360	Capitala Finance Corporation	7.125%		N/R	640,086
35,000	Fifth Street Finance Corporation	6.125%		BBB-	852,250
8,400	Gladstone Capital Corporation	6.750%		N/R	216,636
3,700	Gladstone Investment Corporation	7.125%		N/R	97,199
14,200	Hercules Technology Growth Capital Incorporated	7.000%		N/R	362,100
37,300	Hercules Technology Growth Capital Incorporated	6.250%		N/R	921,683
3,000	JMP Group Inc.	7.250%		N/R	74,910
23,550	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	572,265
20,225	Medley Capital Corporation	6.125%		N/R	492,074
32,400	Morgan Stanley	7.125%		BB	871,884
18,300	MVC Capital Incorporated	7.250%		N/R	457,866
11,100	Oxford Lane Capital Corporation	8.125%		N/R	279,054
15,048	Oxford Lane Capital Corporation	7.500%		N/R	367,171
500	Saratoga Investment Corporation	7.500%		N/R	12,725
51,308	Solar Capital Limited	6.750%		BBB-	1,243,706
2,472	Triangle Capital Corporation	6.375%		N/R	62,566
	Total Capital Markets				8,429,255
	Consumer Finance – 0.8%
18,225	Discover Financial Services	6.500%		BB-	459,452
36,560	HSBC Finance Corporation	6.360%		BBB-	916,925
13,105	SLM Corporation, Series A	6.970%		BB	645,814
	Total Consumer Finance				2,022,191
	Diversified Financial Services - 1.2%
28,826	Ares Capital Corporation	7.000%		BBB	735,063
21,300	Ares Capital Corporation	5.875%		BBB	538,677
1,500	KKR Financial Holdings LLC	7.500%		A-	40,020
16,900	KKR Financial Holdings LLC	7.375%		BBB	436,358
30,918	Main Street Capital Corporation	6.125%		N/R	770,167
15,650	PennantPark Investment Corporation	6.250%		BBB-	391,563
	Total Diversified Financial Services				2,911,848
	Diversified Telecommunication Services - 0.0%
4,600	Qwest Corporation	6.875%		BBB-	112,056
	Food Products - 0.7%
33,400	CHS Inc.	7.100%		N/R	888,440
37,600	CHS Inc.	0.000%		N/R	958,424
	Total Food Products				1,846,864
	Household Durables - 0.2%
15,594	Pitney Bowes Incorporated	6.700%		BBB	404,041
	Insurance - 3.9%
22,267	American Financial Group	7.000%		BBB+	587,626
8,700	Arch Capital Group Limited	6.750%		BBB	233,508
29,600	Argo Group US Inc.	6.500%		BBB-	709,216
14,298	Aspen Insurance Holdings Limited	7.401%		BBB-	377,753
50,000	Aspen Insurance Holdings Limited	7.250%		BBB-	1,304,500
27,300	Axis Capital Holdings Limited	6.875%		BBB	707,343
65,000	Endurance Specialty Holdings Limited	7.500%		BBB-	1,681,550
23,300	Kemper Corporation	7.375%		Ba1	595,315
6,331	Maiden Holdings Limited	8.250%		BB	163,593
17,400	Maiden Holdings NA Limited	8.000%		BBB-	459,708
17,943	Maiden Holdings NA Limited	7.750%		BBB-	470,465
30,025	National General Holding Company	7.500%		N/R	741,017
207	PartnerRe Limited	7.250%		BBB+	5,562
40,229	Principal Financial Group	6.518%		BBB	1,024,230
24,420	Reinsurance Group of America Inc.	6.200%		BBB	671,794
	Total Insurance				9,733,180
	Marine - 0.7%
20,300	Costamare Inc.	8.500%		N/R	531,048
1,925	Navios Maritime Holdings Inc.	8.750%		N/R	48,799
12,800	Navios Maritime Holdings Inc.	8.625%		N/R	313,216
19,883	Seaspan Corporation	8.250%		N/R	526,900
11,557	Seaspan Corporation	6.375%		N/R	295,744
	Total Marine				1,715,707
	Multi-Utilities - 0.7%
63,156	DTE Energy Company	6.500%		Baa1	1,627,530
	Oil, Gas & Consumable Fuels - 1.8%
6,510	Atlas Pipeline Partners LP	8.250%		CCC+	167,307
1,700	Atlas Resource Partners LP, WI/DD	8.625%		N/R	42,092
21,700	BreitBurn Energy Partners LP	0.000%		N/R	549,010
5,000	Callon Petroleum Company	10.000%		N/R	268,450
4,616	Legacy Reserves LP	8.000%		N/R	116,046
24,125	Legacy Reserves LP	8.000%		N/R	594,440
18,758	Magnum Hunter Resources Corporation	8.000%		N/R	914,453
38,100	Miller Energy Resources Inc.	10.500%		N/R	943,737
12,568	Scorpio Tankers Inc.	6.750%		N/R	314,577
6,668	Tsakos Energy Navigation Limited	8.875%		N/R	173,701
8,600	Vanguard Natural Resources LLC	7.875%		N/R	219,042
7,300	Vanguard Natural Resources LLC	7.625%		N/R	180,675
2,100	Vanguard Natural Resources LLC	0.000%		N/R	52,227
	Total Oil, Gas & Consumable Fuels				4,535,757
	Real Estate Investment Trust - 7.2%
28,755	American Realty Capital Properties Inc.	6.700%		N/R	664,816
38,800	Apartment Investment & Management Company	7.000%		BB-	988,236
19,277	Apollo Commercial Real Estate Finance	8.625%		N/R	500,431
3,558	Apollo Residential Mortgage Inc.	8.000%		N/R	86,459
5,842	Arbor Realty Trust Incorporated	8.500%		N/R	146,050
11,550	Arbor Realty Trust Incorporated	8.250%		N/R	282,282
8,800	Arbor Realty Trust Incorporated	7.375%		N/R	214,544
59,682	Ashford Hospitality Trust Inc.	9.000%		N/R	1,619,769
8,330	Campus Crest Communities	8.000%		N/R	208,667
15,000	Capstead Mortgage Corporation	7.500%		N/R	362,250
11,051	CBL & Associates Properties Inc.	7.375%		BB	281,801
4,662	Colony Financial Inc.	0.000%		N/R	125,594
14,000	Colony Financial Inc.	0.000%		N/R	343,014
31,350	Developers Diversified Realty Corporation	6.500%		Baa3	791,274
33,600	Digital Realty Trust Inc.	7.375%		Baa3	875,280
72,500	Dupont Fabros Technology	7.875%		Ba2	1,878,475
7,000	First Potomac Realty Trust	7.750%		N/R	182,070
22,100	Inland Real Estate Corporation	8.125%		N/R	581,451
18,700	Invesco Mortgage Capital Inc.	7.750%		N/R	464,508
2,600	Kite Realty Group Trust	8.250%		N/R	68,588
11,469	MFA Financial Inc.	8.000%		N/R	301,061
11,218	MFA Financial Inc.	7.500%		N/R	267,437
22,900	Northstar Realty Finance Corporation	8.875%		N/R	581,660
5,900	Northstar Realty Finance Corporation	8.750%		N/R	148,857
32,400	Northstar Realty Finance Corporation	8.250%		N/R	812,268
36,600	Penn Real Estate Investment Trust	7.375%		N/R	947,940
13,804	Rait Financial Trust	7.750%		N/R	334,333
16,752	Rait Financial Trust	7.625%		N/R	401,378
16,000	Rait Financial Trust	7.125%		N/R	394,400
20,175	Regency Centers Corporation	6.625%		Baa3	518,498
34,959	Resource Capital Corporation	8.625%		N/R	836,569
275	Sabra Health Care Real Estate Investment Trust	7.125%		B2	7,062
38,800	Senior Housing Properties Trust	5.625%		BBB-	911,800
3,800	STAG Industrial Inc.	6.625%		BB	94,050
18,500	Taubman Centers Incorporated, Series K	6.250%		N/R	463,610
6,050	UMH Properties Inc.	8.250%		N/R	158,510
	Total Real Estate Investment Trust				17,844,992
	Real Estate Management & Development - 0.2%
16,770	Kennedy-Wilson Inc.	7.750%		BB-	425,790
	U.S. Agency - 0.6%
8,700	Cobank Agricultural Credit Bank, 144A, (6)	6.250%		BBB+	914,044
2,209	Cobank Agricultural Credit Bank, (6)	6.125%		BBB+	199,500
4,750	Farm Credit Bank of Texas, 144A, (6)	6.750%		Baa1	498,156
	Total U.S. Agency				1,611,700
	Total $25 Par (or similar) Retail Preferred (cost $60,294,745)				62,830,604

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 5.3% (3.7% of Total Investments)
	Banks - 0.7%
$575	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	$ 604,038
975	M&T Bank Corporation	6.450%	12/31/49	BBB-	1,031,062
1,550	Total Banks				1,635,100
	Capital Markets - 0.4%
900	Prosepect Capital Corporation	5.875%	3/15/23	BBB	937,478
	Commercial Services & Supplies - 0.1%
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	349,125
	Diversified Financial Services - 0.3%
875	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	861,875
	Diversified Telecommunication Services - 0.2%
550	US West Communications Company	6.875%	9/15/33	BBB-	548,866
	Energy Equipment & Services - 0.4%
925	McDermott International Inc., 144A	8.000%	5/01/21	BB	904,188
175	NGPL PipeCo LLC, 144A	9.625%	6/01/19	B-	185,500
1,100	Total Energy Equipment & Services				1,089,688
	Marine - 0.5%
200	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	208,500
175	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	168,875
825	Teekay Offshore Partners LP	6.000%	7/30/19	N/R	808,500
1,200	Total Marine				1,185,875
	Oil, Gas & Consumable Fuels - 1.7%
840	Breitburn Energy Partners LP	7.875%	4/15/22	B-	850,500
975	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	962,813
900	Key Energy Services Inc.	6.750%	3/01/21	BB-	866,250
275	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	269,500
250	Linn Energy LLC Finance Corporation	6.500%	9/15/21	B1	243,750
975	Seadrill Limited, 144A	6.625%	9/15/20	N/R	909,675
4,215	Total Oil, Gas & Consumable Fuels				4,102,488
	Real Estate Investment Trust - 0.2%
445	Iron Mountain Inc.	5.750%	8/15/24	B1	436,656
	Real Estate Management & Development - 0.3%
770	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	BB-	789,250
	Wireless Telecommunication Services - 0.5%
300	Frontier Communications Corporation	7.125%	1/15/23	BB	306,000
850	Frontier Communications Corporation	7.625%	4/15/24	BB	881,875
75	Frontier Communications Corporation	6.875%	1/15/25	BB	74,063
1,225	Total Wireless Telecommunication Services				1,261,938
$13,180	Total Corporate Bonds (cost $13,281,679)				13,198,339

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.2% (3.6% of Total Investments)
	Banks - 0.7%
525	Bank of America Corporation	6.250%	N/A (7)	BB	$ 521,554
1,000	PNC Financial Services Inc.	6.750%	N/A (7)	BBB-	1,105,000
50	Zions Bancorporation	7.200%	N/A (7)	BB-	52,750
	Total Banks				1,679,304
	Capital Markets – 0.3%
850	Morgan Stanley	5.450%	N/A (7)	BB	843,625
	Consumer Finance - 0.4%
925	Ally Financial Inc., 144A	7.000%	N/A (7)	B-	925,867
	Diversified Financial Services – 1.2%
1,000	General Electric Capital Corporation	7.125%	N/A (7)	A+	1,157,500
575	General Electric Capital Corporation, (2)	6.250%	N/A (7)	A+	619,563
1,000	JPMorgan Chase & Company	7.900%	N/A (7)	BBB-	1,082,500
125	JPMorgan Chase & Company	6.100%	N/A (7)	BBB-	123,594
	Total Diversified Financial Services				2,983,157
	Insurance - 2.3%
1,542	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,813,777
1,000	MetLife Inc.	10.750%	8/01/39	BBB	1,615,000
1,000	National Financial Services Inc.	6.750%	5/15/37	Baa2	1,050,000
594	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	623,700
825	XL Capital Ltd	6.500%	N/A (7)	BBB	798,188
	Total Insurance				5,900,665
	Specialty Retail - 0.3%
758	Swiss Re Capital I, 144A	6.854%	N/A (7)	A	795,900
	Total $1,000 Par (or similar) Institutional Preferred (cost $11,709,541)				13,128,518

Shares	Description (1), (8)				Value
	INVESTMENT COMPANIES - 0.9% (0.6% of Total Investments)
10,460	AllianceBernstein Global High Income Fund				$ 142,256
63,770	Ares Dynamic Credit Allocation Fund				1,086,641
183,496	MFS Intermediate Income Trust				919,315
	Total Investment Companies (cost $2,250,471)				2,148,212
	Total Long-Term Investments (cost $289,983,256)				352,683,304

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 3.5% (2.4% of Total Investments)
$8,590	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $8,589,707, collateralized by $8,790,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $8,768,025	0.000%	10/01/14		$ 8,589,707
	Total Short-Term Investments (cost $8,589,707)				8,589,707
	Total Investments (cost $298,572,963) - 145.4%				361,273,011
	Borrowings – (44.3)(9), (10)%				(110,000,000)
	Other Assets Less Liabilities – (1.1)(11)%				(2,861,051)
	Net Assets Applicable to Common Shares – 100%				$ 248,411,960

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (12)	Date	Price	Value (11)
(100)	NASDAQ 100® INDEX	$ (41,000,000)	10/18/14	$ 4,100	$ (306,500)
(75)	NASDAQ 100® INDEX	(30,937,500)	11/22/14	4,125	(420,000)
(75)	S&P 500® Index	(15,037,500)	10/18/14	2,005	(50,625)
(75)	S&P 500® Index	(15,112,500)	11/22/14	2,015	(121,500)
(100)	S&P 500® Index	(20,250,000)	11/22/14	2,025	(124,500)
(425)	Total Options Written (premiums received $1,094,634)	$(122,337,500)			$(1,023,125)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (13)	Date	(Depreciation) (11)
JPMorgan	$ 27,625,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$448,272
JPMorgan	27,625,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	693,701
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR-BBA	2.323	Monthly	3/29/11	3/29/16	(465,080)
	$ 72,000,000							$676,893

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 214,740,178	$ 46,637,453	$ –	$ 261,377,631
$25 Par (or similar) Retail Structures	61,218,904	1,611,700	–	62,830,604
Corporate Bonds	–	13,198,339	–	13,198,339
$1,000 Par (or similar) Institutional Structures	–	13,128,518	–	13,128,518
Investment Companies	2,148,212	–	–	2,148,212
Short-Term Investments:
Repurchase Agreements	–	8,589,707	–	8,589,707
Investments in Derivatives:
Options Written	(1,023,125)	–	–	(1,023,125)
Interest Rate Swaps*	–	676,893	–	676,893
Total	$ 277,084,169	$ 83,842,610	$ –	$ 360,926,779

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions, timing differences in the recognition of income and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification.  Temporary and permanent differences do not impact the net asset value of the Fund

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $299,681,061.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$67,672,125
Depreciation	(6,080,175)
Net unrealized appreciation (depreciation) of investments	$61,591,950

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $45,100.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.
(7)	Perpetual security. Maturity date is not applicable.
(8)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 30.4%.
(10)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $229,236,130 have been pledged as collateral for Borrowings.

(11)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(13)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014